Segmented information (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Segmented Information
Revenue percentage	85.00%	94.00%	89.00%	92.00%
Revenue from customer	$ 7.7	$ 7.5	$ 19.3	$ 16.0